RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Mar. 09, 2021	Nov. 17, 2020
Balance Sheet
Class A ordinary shares subject to possible redemption				$ 345,000,000	$ 345,000,000	$ 345,000,000		$ 345,000,000
Additional paid-in capital		$ 24,137
Accumulated deficit		(6,093)	$ (28,703,076)	(27,319,418)	(21,551,236)	(27,319,418)	$ (28,703,076)	(26,727,277)
Total Shareholders' Deficit		$ 18,907	(28,702,213)	$ (27,318,555)	$ (21,550,373)	$ (27,318,555)	(28,702,213)	$ (26,726,414)	$ 0
Number of Shares Subject to Redemption				34,500,000	34,500,000	34,500,000		34,500,000
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic and Diluted	[1]	7,500,000
Earnings Per Share, Basic and Diluted		$ 0.00
Statement of Changes in Shareholders' Equity (Deficit)
Accretion to Class A Ordinary Shares subject to possible redemption					$ (30,151,972)
Total Shareholders' Deficit		$ 18,907	$ (28,702,213)	$ (27,318,555)	$ (21,550,373)	$ (27,318,555)	$ (28,702,213)	$ (26,726,414)	$ 0
Sale of 34,500,000 Units, net of underwriting discounts, offering costs and fair value of Public Warrant liability (in Shares)		4,500,000			34,500,000
As Reported
Balance Sheet
Class A ordinary shares subject to possible redemption				312,681,440	$ 318,449,620	312,681,440		313,273,580
Additional paid-in capital				6,246,402	487,279	6,246,402		5,654,268
Accumulated deficit				(1,247,583)	4,520,599	(1,247,583)		(655,442)
Total Shareholders' Deficit				$ 5,000,005	$ 5,000,007	$ 5,000,005		$ 5,000,006
Number of Shares Subject to Redemption				31,268,144	31,844,962	31,268,144		31,327,358
Statement of Cash Flows
Disclosure of initial classification of ordinary shares subject to possible redemption					$ 313,273,580	$ 313,273,580
Change in value of Class A ordinary shares subject to possible redemption					5,176,040	5,768,180
Statement of Changes in Shareholders' Equity (Deficit)
Sale of 34,500,000 Units, net of underwriting discounts, offering costs and fair value of Public Warrant liability					314,848,028
Total Shareholders' Deficit				$ 5,000,005	5,000,007	5,000,005		$ 5,000,006
Period Adjustment
Balance Sheet
Class A ordinary shares subject to possible redemption				32,318,560	26,550,380	32,318,560		31,726,420
Additional paid-in capital				(6,246,402)	(478,279)	(6,246,402)		(5,654,268)
Accumulated deficit				(26,071,835)	(26,071,835)	(26,071,835)		(26,071,835)
Total Shareholders' Deficit				$ (32,318,560)	$ (26,550,380)	$ (32,318,560)		$ (31,726,420)
Number of Shares Subject to Redemption				3,231,856	2,655,038	3,231,856		3,172,642
Statement of Cash Flows
Disclosure of initial classification of ordinary shares subject to possible redemption					$ (313,273,580)	$ (313,273,580)
Change in value of Class A ordinary shares subject to possible redemption					(5,176,040)	(5,768,180)
Statement of Changes in Shareholders' Equity (Deficit)
Sale of 34,500,000 Units, net of underwriting discounts, offering costs and fair value of Public Warrant liability					(314,848,028)
Total Shareholders' Deficit				$ (32,318,560)	$ (26,550,380)	$ (32,318,560)		$ (31,726,420)
Class A Ordinary shares
Balance Sheet
Class A ordinary shares		$ 0
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic and Diluted			34,500,000	34,500,000	8,433,333	21,538,674	25,906,593
Earnings Per Share, Basic and Diluted			$ (0.03)	$ (0.13)	$ 0.28	$ (0.04)	$ (0.08)
Statement of Changes in Shareholders' Equity (Deficit)
Accretion to Class A Ordinary Shares subject to possible redemption					$ (30,151,972)
Class A Ordinary shares | As Reported
Balance Sheet
Class A ordinary shares				$ 323	$ 266	$ 323		317
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic and Diluted				34,500,000	34,500,000	34,500,000
Statement of Changes in Shareholders' Equity (Deficit)
Class A ordinary shares subject to possible redemption					$ (318,449,620)
Change in value of Class A ordinary shares subject to redemption						$ 5,768,180
Class A Ordinary shares | Period Adjustment
Balance Sheet
Class A ordinary shares				$ (323)	$ (266)	$ (323)		$ (317)
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic and Diluted					(26,066,667)	(12,961,326)
Earnings Per Share, Basic and Diluted				$ (0.13)	$ 0.28	$ (0.04)
Statement of Changes in Shareholders' Equity (Deficit)
Class A ordinary shares subject to possible redemption					$ 318,449,620
Accretion to Class A Ordinary Shares subject to possible redemption					$ (30,151,972)
Change in value of Class A ordinary shares subject to redemption						$ (5,768,180)
Class B Ordinary shares
Balance Sheet
Class A ordinary shares		$ 863 [2]	$ 863				$ 863
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic and Diluted			8,625,000	8,625,000	7,787,500	8,208,564	8,348,901
Earnings Per Share, Basic and Diluted			$ (0.03)	$ (0.13)	$ 0.28	$ (0.04)	$ (0.08)
Class B Ordinary shares | As Reported
Statement of Operations
Weighted Average Number of Shares Outstanding, Basic and Diluted				8,625,000	7,787,500	8,208,564
Earnings Per Share, Basic and Diluted				$ (0.67)	$ 0.58	$ (0.16)
Class B Ordinary shares | Period Adjustment
Statement of Operations
Earnings Per Share, Basic and Diluted				$ 0.54	$ (0.30)	$ 0.12

[1]	Excludes an aggregate of up to 1,125,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 5).
[2]	Includes an aggregate of up to 1,125,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised (see Note 5).